Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of British Virgin Islands on July 5, 2024 with an unlimited number of authorized shares, consisting of Class A ordinary shares and Class B ordinary shares.

Holders of the Company’s ordinary shares are entitled to the following rights:

Voting Rights: Each Class A ordinary share of the Company entitles its holder to one (1) vote per share, and each Class B ordinary share entitles its holder to twenty (20) votes per share. Holders of Class A ordinary shares and holders of Class B ordinary shares shall vote together as a single class, on all matters that require shareholders’ approval.

Conversion Rights: Each Class B ordinary share is convertible into one Class A ordinary share on a 1:1 basis at any time at the option of the holder. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Dividend Rights: Subject to limitations under British Virgin Islands, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company.

Other Matters: The holders of the Company’s ordinary share have no subscription and redemption privileges. The Company’s ordinary share does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable.

Share Capital

The Company is authorized to issue an unlimited number of Class A and Class B ordinary shares with no par value.

As of December 31, 2025, the Company had 21,250,000 Class A ordinary shares and 3,750,000 Class B ordinary shares issued and outstanding.

As of December 31, 2024 and 2023, the number of issued and outstanding shares has been retrospectively adjusted to reflect the share structure of the Company following the Reorganization and share surrender described above.

Dividends Distribution

On July 31, 2023, Jeneric Engineering Pte. Ltd. and Jeneric International Pte. Ltd. approved the total amount of the distribution of interim dividend of S$1 million to Jeneric Holdings Pte. Ltd. The dividends have been settled by offsetting against the amount due from Jeneric Holdings Pte. Ltd. (Note 6).

On January 1, 2025, Jeneric Engineering Pte. Ltd., Jeneric International Pte. Ltd., Jeneric Offshore Pte. Ltd., Jeneric Services Pte. Ltd. and Jeneric Venture Pte. Ltd. approved the total amount of the distribution of interim dividend of S$2,592,688 (approximately US$2,016,333) to Jeneric Holdings Pte. Ltd. The dividends have been settled by offsetting against the amount due from Jeneric Holdings Pte. Ltd. (Note 6). These dividends were declared prior to the corporate restructuring in connection with the Company’s initial public offering.

Share subscription receivable

This receivable arises in connection with the issuance of 1,125,000 Class A ordinary shares on May 8, 2025. The amount was received on October 30, 2025.